OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets [Abstract]
Finance lease receivables	$ 476	$ 685
Other assets	82	86
Total other assets	$ 558	$ 771